As filed with the Securities and Exchange Commission on May 12, 2020
File No. 33-01575
File No. 811-04471

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 51	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 51	☒

Value Line Core Bond Fund
(Exact Name of Registrant as Specified in Charter)
7 Times Square, 16th Floor
New York, New York 10036-6524
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, Including Area Code: (212) 907-1900
Mitchell E. Appel
Value Line Core Bond Fund
7 Times Square, 16th Floor
New York, New York 10036-6524
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box)
☒   Immediately upon filing pursuant to paragraph (b)
☐   On (date) pursuant to paragraph (b)
☐   60 days after filing pursuant to paragraph (a)(1)
☐   75 days after filing pursuant to paragraph (a)(2)
☐   on (date) pursuant to paragraph (a)(1)
☐   On (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 12th day of May 2020.
VALUE LINE CORE BOND FUND
By:	/s/ Mitchell E. Appel Mitchell E. Appel, President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
Joyce E. Heinzerling* (Joyce E. Heinzerling)	Director	May 12, 2020
James E. Hillman** (James E. Hillman)	Director	May 12, 2020
Paul Craig Roberts * (Paul Craig Roberts)	Director	May 12, 2020
Nancy-Beth Sheerr * (Nancy-Beth Sheerr)	Director	May 12, 2020
/s/ Mitchell E. Appel (Mitchell E. Appel)	Director; President and Chief Executive Officer (Principal Executive Officer)	May 12, 2020
/s/ Christopher W. Roleke (Christopher W. Roleke)	Treasurer; Principal Financial and Accounting Officer	May 12, 2020
*By:	/s/ Mitchell E. Appel (Mitchell E. Appel, attorney-in-fact)

*
Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 27, and incorporated herein by reference.

**
Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 36, and incorporated herein by reference.

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